PRINCIPAL ACCOUNTING POLICIES (Narrative) (Details)	12 Months Ended						12 Months Ended					12 Months Ended
	Dec. 31, 2013 USD ($) customers	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY customers	Dec. 31, 2011 CNY customers	Dec. 31, 2012 USD ($) customers	Dec. 31, 2010 CNY	Dec. 31, 2013 Purchased software [Member]	Dec. 31, 2013 US Dollars [Member] USD ($)	Dec. 31, 2012 US Dollars [Member] USD ($)	Dec. 31, 2013 HK Dollars [Member] HKD	Dec. 31, 2012 HK Dollars [Member] HKD	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2013 Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Current liabilities exceeding current assets		95,200,000
Credit facility		850,000,000
Foreign currency exchange rate, from RMB to US Dollar								6.0537
Original maturities of investments, cash and cash equivalents												3 months
Cash and cash equivalents	191,080,000	1,156,743,000	663,156,000	1,786,038,000	109,546,000	2,382,643,000		42,256,000	41,524,000	100	100
Allowance for doubtful accounts	257,000	1,558,000	0	295,000
Amortization period of consumables												1 year
Impairment losses of investment in jointly controlled entity		0	0	0
Impairment of goodwill		0	0	0
Remaining legal life of Motel 168 brand	5 years	5 years
Estimated useful life of intangible assets							5 years
Impairment of intangible assets		0	0	0
Impairment loss on property and equipment	103,000	621,000	12,641,000	1,705,000
Employee benefits expense		230,331,000	215,251,000	180,145,000
Amounts accrued and included in salaries and welfare payable and other unpaid and accruals in balance sheets		10,060,000	11,913,000
Accruals for customer reward program		21,811,000	5,499,000
Expense (reserved)/recognized for customer rewards program		16,312,000	289,000	(16,307,000)
Non-current deferred revenue recognized period													1 year
On-going management and service fees based on percentage of revenue												6.00%	3.00%
Franchising period	5 years	5 years										8 years	5 years
Estimated average life of memberships	2 years	2 years
One-time membership fees recognized period	2 years	2 years
Revenue from one-time membership fees		178,822,000	172,148,000	79,367,000
Approximate rate of business tax and related surcharges	5.60%	5.60%
Advertising related expenses		29,221,000	24,068,000	21,944,000
Requisite service period	4 years	4 years
Capitalized interest cost		0	0	0
Percentage of likelihood to be realized upon settlement, used to measure tax benefit as largest amount	50.00%	50.00%
Uncertain tax positions		0	0
Financial subsidies received		52,751,000	43,248,000	22,356,000
Proportion of net income required to be set aside in PRC	10.00%	10.00%
Minimum percentage of statutory reserve when appropriations are discretionary	50.00%	50.00%
Appropriations to statutory reserves		48,475,000	32,695,000	31,749,000
Reversal of statutory reserve due to disposal of a subsidiary			141,000
Restricted net assets		3,461,710,000
Restricted net assets, paid in capital		3,254,818,000
Number of customers that accounted for more than 10% of net revenues	0	0	0	0
Number of customers that accounted for more than 10% of accounts receivable	0	0			0